ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 94.6%

Auto Manufacturers – 2.5%
Tesla, Inc.(a)	3,000	$527,370

Biotechnology – 1.0%
Regeneron Pharmaceuticals, Inc.(a)	218	209,823

Building Materials – 3.7%
Trane Technologies PLC	2,638	791,928

Computers – 5.1%
Apple, Inc.	5,827	999,214
Super Micro Computer, Inc.(a)	80	80,802
Total Computers		1,080,016

Diversified Financial Services – 4.6%
LPL Financial Holdings, Inc.	3,733	986,259

Home Builders – 6.1%
Lennar Corp., Class A	7,586	1,304,640

Internet – 11.6%
Alphabet, Inc., Class C(a)	8,047	1,225,236
Netflix, Inc.(a)	1,528	928,000
Uber Technologies, Inc.(a)	4,011	308,807
Total Internet		2,462,043

Iron/Steel – 1.2%
Steel Dynamics, Inc.	1,779	263,701

Lodging – 10.2%
Las Vegas Sands Corp.	7,120	368,104
MGM Resorts International(a)	38,132	1,800,212
Total Lodging		2,168,316

Media – 5.6%
Walt Disney Co. (The)	9,739	1,191,664

Pharmaceuticals – 8.0%
Novo Nordisk A/S (Denmark)(b)	10,366	1,330,994
Zoetis, Inc.	2,250	380,723
Total Pharmaceuticals		1,711,717

REITS – 3.7%
VICI Properties, Inc.	26,349	784,937

Retail – 3.3%
Home Depot, Inc. (The)	557	213,665
Lululemon Athletica, Inc.(a)	1,253	489,485
Total Retail		703,150

Semiconductors – 16.2%
Advanced Micro Devices, Inc.(a)	2,606	470,357
ASML Holding NV (Netherlands)	662	642,451
NVIDIA Corp.	2,366	2,137,823
ON Semiconductor Corp.(a)	2,800	205,940
Total Semiconductors		3,456,571

Software – 9.7%
Microsoft Corp.	3,847	1,618,510
Oracle Corp.	3,601	452,321
Total Software		2,070,831

Venture Capital – 2.1%
Blackstone, Inc.	3,419	449,154

Total Common Stocks (Cost $15,559,367)		20,162,120

EXCHANGE TRADED FUNDS – 4.8%

Equity Fund – 4.8%
AdvisorShares Pure US Cannabis ETF†(a)	57,051	571,080
iShares Bitcoin Trust(a)	11,300	457,311

Total Exchange Traded Funds (Cost $839,702)		1,028,391

MONEY MARKET FUND – 0.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(c) (Cost $142,085)	142,085	142,085

Total Investments – 100.1% (Cost $16,541,154)		21,332,596
Liabilities in Excess of Other Assets – (0.1%)		(17,536)
Net Assets – 100.0%		$21,315,060

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$20,162,120	$-	$-	$20,162,120
Exchange Traded Funds	1,028,391	-	-	1,028,391
Money Market Fund	142,085	-	-	142,085
Total	$21,332,596	$-	$-	$21,332,596

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Auto Manufacturers	2.5%
Biotechnology	1.0
Building Materials	3.7
Computers	5.1
Diversified Financial Services	4.6
Equity Fund	4.8
Home Builders	6.1
Internet	11.6
Iron/Steel	1.2
Lodging	10.2
Media	5.6
Pharmaceuticals	8.0
REITS	3.7
Retail	3.3
Semiconductors	16.2
Software	9.7
Venture Capital	2.1
Money Market Fund	0.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2024	Value at 3/31/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$-	$475,171	$(13,191)	$5,770	$103,330	57,051	$571,080	$-